Share Based Compensation (Options Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Expense Details [Line Items]
Share based options, compensation cost accrued	$ 3,730	$ 3,757
Share Based Options [Member]
Options Expense Details [Line Items]
Share based option, expense (recovery)	(110)	(6,808)
Share based options, unrecognized compensation cost	1,070	0
Share based options, compensation cost accrued	$ 3,730	$ 3,757
Share based options, weighted average remaining contractual life	5 years 1 month 6 days	5 years 9 months 18 days